Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Stock-Based Plan Compensation Expense, Including Cash Award

The table below shows total stock-based plan compensation expense, including the cash award, which was recognized in the Consolidated Statements of Income (in thousands):

	2017	2016	2015
Stock-based compensation plan expense, net of related tax benefits	$6,751	$7,185	$7,278
Stock-based compensation plan related tax benefits	4,137	4,404	4,461

Schedule of Stock Options Activity

The following tables summarize the stock option plan activity and related information (thousands of options):

	2017		2016		2015
	Number of options	Weighted- average exercise price	Number of options	Weighted- average exercise price	Number of options	Weighted- average exercise price
Outstanding at the beginning of the year	—	N/A	17	$31.64	36	$28.97
Exercised during the year	—	—	(17)	31.64	(19)	26.69
Forfeited or expired during the year	—	—	—	—	—	—

Outstanding and exercisable at year end	—	N/A	—	N/A	17	$31.64

Schedule of Aggregate Intrinsic Value of Outstanding and Exercisable Options

The aggregate intrinsic value of outstanding and exercisable options, and options that were exercised, are presented in the table below (in thousands):

	2017	2016	2015
Outstanding and exercisable	$—	$—	$394
Exercised	—	554	590

Summary of Market Prices of Common Stock

The aggregate intrinsic value of outstanding and exercisable options, and options that were exercised, are presented in the table below (in thousands):

	2017	2016	2015
Outstanding and exercisable	$—	$—	$394
Exercised	—	554	590

	December 31, 2017	December 31, 2016	December 31, 2015
Market value of Company stock	$80.48	$76.62	$55.16

Schedule of Nonvested Performance and Restricted Stock Unit Plans

The following table summarizes the activity of the management incentive plan shares and restricted stock/units as of December 31, 2017 (thousands of shares):

	Management Incentive Plan Shares	Weighted- average grant date fair value	Restricted Stock/ Units (1)	Weighted- average grant date fair value
Nonvested/unissued at beginning of year	168	$55.62	262	$46.41
Granted	32	85.44	106	85.39
Dividends	3		7
Forfeited or expired	(1)	59.02	(1)	69.85
Vested and issued (2)	(75)	51.93	(69)	53.28

Nonvested/unissued at December 31, 2017	127	$63.98	305	$57.41

(1)	The number of securities granted includes 33,000 performance shares, which was derived by assuming that target performance will be achieved during the relevant performance period.
(2)	Includes shares for retiree payouts and those converted for taxes.